Portfolio of Investments
Columbia Income Builder Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 22.2%
	Shares	Value ($)
Convertible 1.7%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	1,170,507	26,629,037
Dividend Income 12.6%
Columbia Dividend Income Fund, Institutional 3 Class(a)	3,773,115	112,589,752
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,594,568	60,880,598
Columbia International Dividend Income Fund, Institutional 3 Class(a)	1,372,790	24,641,577
Total		198,111,927
Global Real Estate 3.4%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	3,643,418	53,376,074
U.S. Small Cap 4.5%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,495,885	70,650,656
Total Equity Funds (Cost $280,247,119)		348,767,694

Exchange-Traded Fixed Income Funds 3.9%

Multisector 3.9%
Columbia Diversified Fixed Income Allocation ETF(a)	1,633,929	29,917,240
Columbia Short Duration Bond ETF(a)	1,716,305	31,691,572
Total		61,608,812
Total Exchange-Traded Fixed Income Funds (Cost $67,276,910)		61,608,812

Fixed Income Funds 73.9%

Emerging Markets 7.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	11,640,918	110,355,906
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 7.8%
Columbia Floating Rate Fund, Institutional 3 Class(a)	3,532,364	122,467,048
High Yield 9.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	13,904,770	151,979,135
Investment Grade 49.4%
Columbia Corporate Income Fund, Institutional 3 Class(a)	24,569,351	226,529,421
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	8,487,658	81,566,390
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	18,086,060	175,434,781
Columbia Quality Income Fund, Institutional 3 Class(a)	14,465,548	287,575,091
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	671,754	7,107,156
Total		778,212,839
Total Fixed Income Funds (Cost $1,248,944,332)		1,163,014,928

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 0.011%(a),(b)	665,007	665,007
Total Money Market Funds (Cost $664,557)		665,007
Total Investments in Securities (Cost: $1,597,132,918)		1,574,056,441
Other Assets & Liabilities, Net		(130,181)
Net Assets		1,573,926,260
Columbia Income Builder Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Income Builder Fund, April 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	39,441,051	116,408	(9,236,522)	(3,691,900)	26,629,037	—	1,930,638	116,408	1,170,507
Columbia Corporate Income Fund, Institutional 3 Class
	232,023,938	20,099,491	—	(25,594,008)	226,529,421	—	—	1,648,393	24,569,351
Columbia Diversified Fixed Income Allocation ETF
	33,773,313	—	—	(3,856,073)	29,917,240	—	—	215,335	1,633,929
Columbia Dividend Income Fund, Institutional 3 Class
	102,973,527	25,569,109	(11,330,197)	(4,622,687)	112,589,752	—	(163,037)	569,110	3,773,115
Columbia Dividend Opportunity Fund, Institutional 3 Class
	56,453,905	17,519,017	(11,005,797)	(2,086,527)	60,880,598	—	161,362	519,033	1,594,568
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	106,349,976	18,028,501	—	(14,022,571)	110,355,906	—	—	1,028,506	11,640,918
Columbia Floating Rate Fund, Institutional 3 Class
	147,520,994	2,477,609	(25,722,174)	(1,809,381)	122,467,048	—	(222,148)	1,026,508	3,532,364
Columbia Government Money Market Fund, Institutional 3 Class, 0.011%
	664,991	16	—	—	665,007	—	—	16	665,007
Columbia High Yield Bond Fund, Institutional 3 Class
	164,635,141	1,767,303	(4,641,200)	(9,782,109)	151,979,135	—	(174,337)	1,767,303	13,904,770
Columbia International Dividend Income Fund, Institutional 3 Class
	34,787,500	117,592	(6,369,112)	(3,894,403)	24,641,577	—	331,183	117,592	1,372,790
Columbia Limited Duration Credit Fund, Institutional 3 Class
	108,929,494	2,205,764	(26,359,709)	(3,209,159)	81,566,390	—	(859,711)	270,962	8,487,658
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	201,108,766	3,879,971	(17,836,494)	(11,717,462)	175,434,781	—	(836,491)	1,945,169	18,086,060
Columbia Quality Income Fund, Institutional 3 Class
	334,313,901	4,494,616	(26,545,373)	(24,688,053)	287,575,091	—	(1,545,366)	1,592,412	14,465,548
Columbia Real Estate Equity Fund, Institutional 3 Class
	37,546,853	17,238,659	—	(1,409,438)	53,376,074	—	—	238,652	3,643,418
Columbia Short Duration Bond ETF
	33,502,445	—	—	(1,810,873)	31,691,572	—	—	179,783	1,716,305
Columbia Small Cap Value Fund I, Institutional 3 Class
	73,836,891	—	—	(3,186,235)	70,650,656	—	—	—	1,495,885
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	7,620,242	23,319	—	(536,405)	7,107,156	—	—	23,319	671,754
Total	1,715,482,928			(115,917,284)	1,574,056,441	—	(1,377,907)	11,258,501

(b)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Income Builder Fund | First Quarter Report 2022

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1QT163_01_M01_(06/22)